UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
New York Tax-Free Income Fund

Quarterly portfolio holdings 8/31/2014

John Hancock
INVESTMENTS

New York Tax-Free Income Fund
(Unaudited 8-31-2014)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 94.6%				$50,503,527

(Cost $45,708,439)

New York 87.7%				46,846,562

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07/15/43	$1,000,000	1,130,980
Chautauqua Asset Securitization Corp.
Tobacco Settlement	6.750	07/01/40	1,000,000	989,630
City of New York, Series D-1	5.000	10/01/36	1,000,000	1,125,230
City of New York, Series E-1	6.250	10/15/28	500,000	595,440
Hudson Yards Infrastructure Corp.
Series A	5.750	02/15/47	1,000,000	1,153,080
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04/01/39	1,500,000	1,708,710
Long Island Power Authority
Electric, Power & Light Revenues, Series A	6.000	05/01/33	1,000,000	1,173,660
Metropolitan Transportation Authority
Transit Revenue, Series A	5.250	11/15/28	1,000,000	1,139,450
Metropolitan Transportation Authority
Transit Revenue, Series B	5.000	11/15/34	1,000,000	1,131,590
Monroe County Industrial Development Corp., Series A	5.000	07/01/41	1,000,000	1,096,220
Monroe Newpower Corp.
Electric, Power & Light Revenues	5.100	01/01/16	520,000	522,709
New York City Industrial Development Agency
Brooklyn Navy Yard Cogeneration Partners AMT	5.650	10/01/28	1,000,000	854,720
New York City Industrial Development Agency
Polytechnic University Project (D)	5.250	11/01/27	1,000,000	1,120,980
New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01/01/21	1,000,000	1,060,100
New York City Municipal Water Finance Authority
Water Revenue, Series A	5.750	06/15/40	1,000,000	1,152,610
New York City Municipal Water Finance Authority
Water Revenue, Series D (Z)	1.328	06/15/20	2,000,000	1,843,900
New York City Municipal Water Finance Authority
Water Revenue, Series FF-2	5.000	06/15/40	1,000,000	1,126,020
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06/15/39	1,000,000	1,128,440
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01/15/39	1,000,000	1,145,320
New York Liberty Development Corp.
7 World Trade Center, Class 2	5.000	09/15/43	1,000,000	1,115,530
New York Liberty Development Corp.
Bank of America Tower, Class 2	5.625	07/15/47	1,000,000	1,133,690
New York Local Assistance Corp.
Sales Tax Revenue, Series C	5.500	04/01/17	1,225,000	1,333,731
New York State Dormitory Authority
Fordham University	5.000	07/01/44	1,350,000	1,514,876
New York State Dormitory Authority
General Purpose, Series E	5.000	02/15/35	1,000,000	1,131,650
New York State Dormitory Authority
Mount Sinai School of Medicine	5.125	07/01/39	1,000,000	1,064,380
New York State Dormitory Authority
North Shore Long Island Jewish Group, Series A	5.000	05/01/41	1,000,000	1,081,100
New York State Dormitory Authority
Orange Regional Medical Center	6.125	12/01/29	750,000	796,365
New York State Dormitory Authority
Rockefeller University, Series A	5.000	07/01/41	1,000,000	1,146,120

1

New York Tax-Free Income Fund
(Unaudited 8-31-2014)

		Maturity
Rate (%)		date	Par value	Value

New York (continued)

New York State Dormitory Authority
Series A	5.000	03/15/43	$1,000,000	$1,124,870
New York State Dormitory Authority
State University Educational Facilities, Series A (D)	5.250	05/15/15	355,000	367,304
New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05/15/19	2,000,000	2,324,780
New York State Environmental Facilities Corp.
Water Revenue, Series A	5.000	06/15/34	1,000,000	1,131,850
Niagara Area Development Corp.
Covanta Energy Project, Series A AMT	5.250	11/01/42	500,000	511,015
Oneida County Industrial Development Agency
Hamilton College Project, Series A (D)(Z)	3.105	07/01/29	5,330,000	2,838,651
Onondaga Civic Development Corp.	5.125	07/01/31	1,000,000	1,043,180
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	1,150,000	1,143,376
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/36	1,000,000	1,161,850
Triborough Bridge & Tunnel Authority
Highway Revenue Tolls, Escrowed to Maturity, Series Y	6.125	01/01/21	1,500,000	1,835,565
Upper Mohawk Valley Regional Water Finance Authority
Water Revenue (D)(Z)	2.226	04/01/22	2,230,000	1,847,890

Puerto Rico 3.7%				1,955,870

Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series A (0.000% to 6.750% on 8-1-
16)	Zero	08/01/32	1,000,000	787,100
Puerto Rico Sales Tax Financing Corp., Series C	5.000	08/01/35	1,000,000	770,000
Puerto Rico Sales Tax Financing Corp., Series C	5.375	08/01/38	500,000	398,770

Virgin Islands 2.2%				1,147,800

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,147,800

Guam 1.0%				553,295

Guam Government, Series A	5.750	12/01/34	500,000	553,295

			Par value	Value

Short-Term Investments 3.3%				$1,768,000

(Cost $1,768,000)

Repurchase Agreement 3.3%				1,768,000

Barclays Tri-Party Repurchase Agreement dated 8-29-14 at 0.0300%
to be repurchased at $1,488,001 on 9-2-14, collateralized by
$1,413,200 U.S. Treasury Inflation Index Notes, 0.125% due 4-15-
17 (valued at $1,517,806, including interest)			$1,488,000	1,488,000
Repurchase Agreement with State Street Corp. dated 8-29-14 at
0.000% to be repurchased at $280,000 on 9-2-14, collateralized by
$290,000 U.S. Treasury Note, 0.625% due 11-30-17 (valued at
$285,937, including interest)			280,000	280,000

Total investments (Cost $47,476,439)† 97.9%				$52,271,527

Other assets and liabilities, net 2.1%				$1,139,249

Total net assets 100.0%				$53,410,776

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

2

New York Tax-Free Income Fund
(Unaudited 8-31-2014)

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one or more of these companies:

Insurance coverage	As a % of total investments

National Public Finance Guarantee Corp.	6.1%
Ambac Financial Group, Inc.	3.5%
ACA Financial Guaranty Corp.	2.1%

Total	11.7%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the annualized yield at period end.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $47,340,558. Net unrealized appreciation aggregated $4,930,969 of which $5,298,294 related to appreciated investment securities and $367,325 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 8-31-14:

General Obligation	3.1%
Revenue Bonds
Other Revenue	24.3%
Education	15.1%
Water & Sewer	13.3%
Development	10.6%
Utilities	8.5%
Transportation	5.6%
Health Care	5.5%
Airport	4.1%
Pollution	2.6%
Tobacco	1.9%
Short-Term Investments & Other	5.4%

Total	100.0%

3

New York Tax-Free Income Fund
(Unaudited 8-31-2014)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

4

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives	**800-225-5291**
	EASI-Line	**800-338-8080**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

76Q1 8/14
10/14

John Hancock
Massachusetts Tax-Free Income Fund

Quarterly portfolio holdings 8/31/2014

John Hancock
INVESTMENTS

Massachusetts Tax-Free Income Fund
(Unaudited 8-31-2014)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 96.1%				$85,239,402

(Cost $77,979,189)

Massachusetts 85.7%				76,028,737

Boston Housing Authority
Capital Program Revenue (D)	5.000	04/01/28	$2,000,000	2,147,080
Boston Industrial Development Financing Authority
Harbor Electric Energy Company Project AMT	7.375	05/15/15	50,000	50,255
Commonwealth of Massachusetts
Public Improvements (D)	5.500	11/01/17	1,000,000	1,151,900
Commonwealth of Massachusetts
Series C (D)	5.500	12/01/24	2,000,000	2,591,180
Commonwealth of Massachusetts
Series E (D)	5.000	11/01/25	1,000,000	1,251,200
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A	5.250	07/01/35	1,310,000	1,701,991
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2 (Z)	3.274	07/01/26	2,500,000	1,517,325
Massachusetts Bay Transportation Authority
Transit Revenue, Series B	5.250	07/01/33	2,500,000	3,200,200
Massachusetts Development Finance Agency
Brandeis University, Series 0-1	5.000	10/01/40	1,000,000	1,134,600
Massachusetts Development Finance Agency
Carleton Willard Village	5.625	12/01/30	850,000	919,853
Massachusetts Development Finance Agency
Covanta Energy Project, Series C AMT	5.250	11/01/42	1,000,000	1,019,510
Massachusetts Development Finance Agency
Curry College, Series A (D)	5.250	03/01/26	1,000,000	1,056,130
Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	2,000,000	2,171,480
Massachusetts Development Finance Agency
Draper Laboratory	5.875	09/01/30	2,000,000	2,301,320
Massachusetts Development Finance Agency
Emerson College, Series A	5.000	01/01/40	2,000,000	2,108,960
Massachusetts Development Finance Agency
Harvard University, Series B	5.000	10/15/40	1,190,000	1,374,926
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A-1	5.500	11/15/46	56,460	39,353
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series A-1	6.250	11/15/39	1,057,748	860,171
Massachusetts Development Finance Agency
Linden Ponds, Inc., Series B (Z)	2.325	11/15/56	280,825	1,244
Massachusetts Development Finance Agency
Massachusetts College of Pharmacy, Series E (D)	5.000	07/01/37	1,000,000	1,086,850
Massachusetts Development Finance Agency
New England Conservatory of Music	5.250	07/01/38	2,000,000	2,329,180
Massachusetts Development Finance Agency
North Hill Communities, Inc., Series A	6.500	11/15/43	1,000,000	1,040,610
Massachusetts Development Finance Agency
Northeastern University, Series A	5.000	03/01/39	1,000,000	1,118,690
Massachusetts Development Finance Agency
Olin College, Series E	5.000	11/01/38	1,000,000	1,103,560
Massachusetts Development Finance Agency
Orchard Cove	5.250	10/01/26	1,000,000	1,018,480
Massachusetts Development Finance Agency
Plantation Apartments, Series A AMT	5.000	12/15/24	2,320,000	2,331,159

1

Massachusetts Tax-Free Income Fund
(Unaudited 8-31-2014)

		Maturity
	Rate (%)	date	Par value	Value

Massachusetts (continued)

Massachusetts Health & Educational Facilities Authority
Emerson Hospital, Series E (D)	5.000	08/15/35	$1,000,000	$973,380
Massachusetts Health & Educational Facilities Authority
Harvard Pilgrim Health Care, Series A (D)	5.000	07/01/18	1,000,000	1,004,060
Massachusetts Health & Educational Facilities Authority
Lahey Clinic Medical Center, Series C (D)	5.000	08/15/23	1,000,000	1,039,790
Massachusetts Health & Educational Facilities Authority
Mass Eye & Ear Infirmary	5.375	07/01/35	2,000,000	2,121,520
Massachusetts Health & Educational Facilities Authority
Partners HealthCare System	5.000	07/01/22	1,000,000	1,140,320
Massachusetts Health & Educational Facilities Authority
Partners HealthCare, Series J1	5.000	07/01/34	1,000,000	1,135,720
Massachusetts Health & Educational Facilities Authority
South Shore Hospital	5.750	07/01/29	365,000	366,540
Massachusetts Health & Educational Facilities Authority
Springfield College	5.625	10/15/40	2,000,000	2,157,880
Massachusetts Health & Educational Facilities Authority
Sterling & Francine Clark, Series A	5.000	07/01/36	1,000,000	1,061,540
Massachusetts Health & Educational Facilities Authority
Suffolk University, Series A	5.750	07/01/39	1,000,000	1,091,860
Massachusetts Health & Educational Facilities Authority
Suffolk University, Series A	6.250	07/01/30	1,000,000	1,177,890
Massachusetts Health & Educational Facilities Authority
Tufts University	5.375	08/15/38	350,000	398,626
Massachusetts Health & Educational Facilities Authority
Woods Hole Oceanographic, Series B	5.375	06/01/30	1,000,000	1,120,570
Massachusetts Port Authority
Boston Fuel Project AMT (D)	5.000	07/01/32	1,770,000	1,834,764
Massachusetts Port Authority
Conrac Project, Series A	5.125	07/01/41	1,500,000	1,638,450
Massachusetts Port Authority
Series B	5.000	07/01/32	2,000,000	2,271,500
Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05/01/49	1,000,000	1,135,750
Massachusetts State College Building Authority
College & University Revenue, Series B (D)(Z)	1.452	05/01/19	1,000,000	931,280
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series B	5.000	01/01/37	3,000,000	3,278,370
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series C (D)(Z)	1.506	01/01/20	1,000,000	918,440
Massachusetts Water Pollution Abatement Trust
Government Fund/Grant Revenue	5.000	08/01/28	1,000,000	1,150,760
Massachusetts Water Pollution Abatement Trust
Series 9	5.250	08/01/18	60,000	62,808
Massachusetts Water Pollution Abatement Trust
Unrefunded 2012 Pooled Loan Program, Series 7	5.125	02/01/31	785,000	787,967
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 13	5.000	08/01/28	1,000,000	1,129,540
Massachusetts Water Pollution Abatement Trust
Water Revenue, Series 14	5.000	08/01/32	1,000,000	1,137,440
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08/01/40	1,600,000	1,776,080
Massachusetts Water Resources Authority
Water Revenue, Series B	5.000	08/01/39	1,000,000	1,133,430
Massachusetts Water Resources Authority
Water Revenue, Series B (D)	5.250	08/01/29	2,500,000	3,193,475

2

Massachusetts Tax-Free Income Fund
(Unaudited 8-31-2014)

		Maturity
	Rate (%)	date	Par value	Value

Massachusetts (continued)

Metropolitan Boston Transit Parking Corp.	5.000	07/01/41	$2,000,000	$2,231,780

Puerto Rico 7.9%				6,980,640

Puerto Rico Highway & Transportation Authority
Prerefunded, Series AA (D)	5.500	07/01/19	1,640,000	1,968,820
Puerto Rico Housing Finance Authority
Subordinated Capital Fund Modernization (D)	5.125	12/01/27	1,000,000	1,047,550
Puerto Rico Sales Tax Financing Corp.
Series A	5.375	08/01/39	1,000,000	794,990
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series A (0.000% to 6.750% on 8-1-
16)	Zero	08/01/32	2,000,000	1,574,200
Puerto Rico Sales Tax Financing Corp.,
Series C	5.375	08/01/38	2,000,000	1,595,080

Virgin Islands 1.9%				1,676,730

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,147,800
Virgin Islands Public Finance Authority, Series A-1	5.000	10/01/39	500,000	528,930

Guam 0.6%				553,295

Guam Government, Series A	5.750	12/01/34	500,000	553,295

			Par value	Value

Short-Term Investments 2.4%				$2,150,000

(Cost $2,150,000)

Repurchase Agreement 2.4%				2,150,000

Barclays Tri-Party Repurchase Agreement dated 8-29-14 at 0.0300%
to be repurchased at $1,810,000 on 9-2-14, collateralized by
$1,719,000 Treasury Inflation Index Notes, 0.1250% due 4-15-17
(valued at $1,846,241, including interest)			$1,810,000	1,810,000
Repurchase Agreement with State Street Corp. dated 8-29-14 at
0.000% to be repurchased at $340,000 on 9-2-14, collateralized by
$355,000 U.S. Treasury Notes, 0.625% due 11-30-17 (valued at
$350,026, including interest)			340,000	340,000

Total investments (Cost $80,129,189)† 98.5%				$87,389,402

Other assets and liabilities, net 1.5%				$1,370,478

Total net assets 100.0%				$88,759,880

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

3

Massachusetts Tax-Free Income Fund
(Unaudited 8-31-2014)

(D) Bond is insured by one or more of these companies:

Insurance Coverage	As a % of total investments

Assured Guaranty Municipal Corp.	8.6%
National Public Finance Guarantee Corp.	6.6%
Ambac Financial Group, Inc.	4.4%
ACA Financial Guaranty Corp.	1.2%
Assured Guaranty Corp.	1.2%
Capital Funding Program	1.2%
Radian Asset Assurance, Inc.	1.1%
XL Capital Assurance, Inc.	1.1%

Total	25.4%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the annualized yield at period end.

† At 8-31-14, the aggregate cost of investment securities for federal income tax purposes was $85,950,117. Net unrealized depreciation aggregated $4,062,559, of which $5,758,498 related to appreciated investment securities and $1,695,939 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 8-31-14:

General Obligation Bonds	5.6%
Revenue Bonds
Health Care	18.2%
Education	16.8%
Transportation	15.0%
Other Revenue	13.1%
Water & Sewer	11.7%
Housing	6.2%
Pollution	3.6%
Facilities	2.5%
Airport	2.1%
Development	1.3%
Short-Term Investments & Other	3.9%

Total	100.0%

4

Massachusetts Tax-Free Income Fund
(Unaudited 8-31-2014)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2014 all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the fund’s investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

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How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

77Q1 8/14
10/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	October 10, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President

Date:	October 10, 2014

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	October 10, 2014